STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 45.4%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$847,412	$826,586
Pool QF5342, 4.00%, 12/01/2052	1,434,770	1,328,051
Pool QI2043, 6.00%, 03/01/2054	298,214	301,672
Pool QI4343, 4.50%, 04/01/2054	2,461,426	2,344,494
Pool QJ0225, 6.00%, 07/01/2054	1,290,855	1,306,629
Pool QJ6482, 5.00%, 10/01/2054	1,500,000	1,458,917
Pool QJ7677, 5.50%, 11/01/2054	2,000,000	1,986,628
Pool QJ7705, 5.00%, 11/01/2054	500,000	487,087
Pool SD1961, 5.50%, 12/01/2052	390,669	387,080
Pool SD2500, 5.00%, 03/01/2053	921,082	895,566
Pool SD5781, 6.00%, 07/01/2054	633,051	641,182
Pool SD5809, 6.00%, 07/01/2054	1,360,753	1,370,577
Pool SD8256, 4.00%, 10/01/2052	1,961,486	1,815,588
Pool SD8322, 4.50%, 05/01/2053	914,192	869,049
Pool SD8325, 6.00%, 05/01/2053	1,031,895	1,040,313
Pool SD8384, 6.00%, 12/01/2053	2,241,516	2,257,001
Federal National Mortgage Association
Pool BW8868, 5.00%, 10/01/2052	1,968,784	1,916,705
Pool DA0007, 5.50%, 09/01/2053	956,203	947,419
Pool DB6624, 5.50%, 06/01/2054	694,918	690,715
Pool FS4932, 6.00%, 06/01/2053	782,232	792,036
Pool FS5635, 4.00%, 11/01/2052	1,870,789	1,731,637
Pool FS8417, 4.00%, 10/01/2052	1,044,049	973,569
Pool MA4919, 5.50%, 02/01/2053	939,472	930,842
Pool MA4941, 5.50%, 03/01/2053	906,716	898,387
Pool MA5008, 4.50%, 05/01/2053	1,375,988	1,308,041
Pool MA5039, 5.50%, 06/01/2053	978,829	969,838
Pool MA5109, 6.50%, 08/01/2053	375,463	384,583
Pool MA5165, 5.50%, 10/01/2053	923,734	915,248
Ginnie Mae II Pool
Pool MA8491, 5.50%, 12/20/2052	1,414,247	1,406,725
Pool MA8493, 6.50%, 12/20/2052	133,821	134,730
Pool MA8570, 5.50%, 01/20/2053	841,139	836,665
Pool MA8647, 5.00%, 02/20/2053	889,532	869,303
Pool MA8725, 5.00%, 03/20/2053	449,065	438,853
Pool MA8726, 5.50%, 03/20/2053	764,354	760,288
Pool MA8727, 6.00%, 03/20/2053	1,234,218	1,243,660
Pool MA8800, 5.00%, 04/20/2053	452,532	442,241
Pool MA8801, 5.50%, 04/20/2053	954,227	950,344
Pool MA8877, 4.50%, 05/20/2053	1,402,844	1,340,200
Pool MA8878, 5.00%, 05/20/2053	563,544	550,728
Pool MA8879, 5.50%, 05/20/2053	936,903	931,919
Pool MA8880, 6.00%, 05/20/2053	797,556	803,658

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 45.4% (CONTINUED)	Par	Value
Pool MA8948, 5.50%, 06/20/2053	$1,152,282	$1,146,153
Pool MA8949, 6.00%, 06/20/2053	1,242,711	1,255,324
Pool MA9017, 5.50%, 07/20/2053	723,439	719,591
Pool MA9018, 6.00%, 07/20/2053	411,488	414,636
Pool MA9105, 5.00%, 08/20/2053	1,890,209	1,847,224
Pool MA9106, 5.50%, 08/20/2053	1,366,255	1,358,988
Pool MA9166, 3.00%, 09/20/2053	182,103	160,669
Pool MA9171, 5.50%, 09/20/2053	1,995,306	1,984,693
Pool MA9305, 5.50%, 11/20/2053	835,414	830,970
Pool MA9485, 4.00%, 02/20/2054	485,536	452,456
Pool MA9539, 4.50%, 03/20/2054	983,171	939,576
TOTAL MORTGAGE-BACKED SECURITIES (Cost $53,781,837)		53,595,034

ASSET-BACKED SECURITIES - 17.4%
ACHV ABS Trust, Series 2024-2PL, Class D, 6.40%, 10/27/2031 (a)	400,000	400,344
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	202,263
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 06/17/2030 (a)	300,000	303,339
Avis Budget Car Rental LLC, Series 2023-1A, Class C, 6.23%, 04/20/2029 (a)	300,000	302,314
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	400,000	404,618
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 07/10/2029 (a)	578,000	583,547
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	500,000	531,476
Series 2024-P2, Class D, 6.10%, 06/10/2031	250,000	254,364
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	487,409
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	470,481	451,678
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	485,110
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	584,868
FHF Trust
Series 2024-1A, Class C, 7.42%, 05/15/2031 (a)	250,000	256,565
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	512,075
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	871,574	890,206
Foundation Finance Trust
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	150,000	156,192
Series 2024-2A, Class D, 6.59%, 03/15/2050 (a)	300,000	301,755
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	150,572	148,943
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	350,000	354,927

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 17.4% (CONTINUED)	Par	Value
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	$1,173,459	$964,878
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,015,838
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class D, 7.33%, 06/25/2059 (a)	500,000	513,127
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,685,121	1,378,581
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	77,855	66,724
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	517,101
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	303,667
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	506,524
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	405,716	350,648
Pagaya AI Debt Selection Trust
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	699,739	720,173
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	445,827	456,246
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	199,911	202,607
Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	999,819	1,014,231
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	600,000	614,359
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	288,925	292,129
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	202,579
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	252,440
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	425,073	440,487
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	508,322
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	91,003	88,150
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	200,000	207,014
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.38%, 10/27/2064 (a)(b)	1,500,000	1,368,959
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	414,464	414,432
Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	500,000	506,819
TOTAL ASSET-BACKED SECURITIES (Cost $20,193,402)		20,518,028

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 14.0%		Par	Value
United States Treasury Note/Bond
3.13%, 08/15/2025	$	$1,000,000	$990,349
4.63%, 11/15/2026		1,350,000	1,362,182
4.13%, 10/31/2027		1,850,000	1,849,675
4.38%, 08/31/2028		1,000,000	1,007,285
3.50%, 04/30/2030		1,000,000	966,680
4.13%, 08/31/2030		1,000,000	996,172
1.88%, 02/15/2032		600,000	511,617
4.13%, 11/15/2032		1,200,000	1,191,117
3.50%, 02/15/2033		1,000,000	947,383
3.88%, 08/15/2033		1,000,000	971,211
4.38%, 05/15/2034		1,000,000	1,007,344
4.50%, 05/15/2038		1,000,000	1,015,703
3.50%, 02/15/2039		1,200,000	1,089,047
1.13%, 08/15/2040		1,000,000	618,320
3.88%, 08/15/2040		1,200,000	1,121,484
1.88%, 11/15/2051		1,500,000	879,141
TOTAL U.S. TREASURY SECURITIES (Cost $16,553,093)			16,524,710

CORPORATE BONDS - 9.7%		Par	Value
Aerospace & Defense - 0.2%
Northrop Grumman Corp., 5.20%, 06/01/2054		100,000	97,227
RTX Corp., 6.10%, 03/15/2034		100,000	107,295
			204,522

Automobile Components - 0.2%
BorgWarner, Inc., 5.40%, 08/15/2034		100,000	99,527
Phinia, Inc., 6.75%, 04/15/2029 (a)		100,000	102,257
			201,784

Automotive - 0.2%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034		100,000	99,153
General Motors Financial Co., Inc., 6.10%, 01/07/2034		100,000	102,798
			201,951

Banks - 0.9%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036		250,000	205,158
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034		300,000	322,630
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035		200,000	205,591

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Banks - 0.9% (Continued)
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	$300,000	$305,228
		1,038,607

Beverages - 0.4%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	88,654
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	147,292
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	202,543
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	81,996
		520,485

Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	101,074

Brokerage & Investment Management - 0.1%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	188,156

Building Products - 0.1%
Carrier Global Corp., 3.38%, 04/05/2040	100,000	78,977

Capital Markets - 0.6%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	174,767
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	305,707
MSCI, Inc., 3.25%, 08/15/2033 (a)	100,000	85,484
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	200,000	204,985
		770,943

Chemicals - 0.2%
Mosaic Co., 5.63%, 11/15/2043	100,000	96,590
Nutrien Ltd., 2.95%, 05/13/2030	150,000	136,453
		233,043

Commercial Services & Supplies - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	99,731

Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	144,886

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Construction Machinery - 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	$200,000	$204,662
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	100,000	101,663
		306,325

Construction Materials - 0.2%
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	202,948

Consumer Finance - 0.2%
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	99,747
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	202,840
		302,587

Consumer Staples Distribution & Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	100,000	98,393

Diversified Telecommunication Services - 0.1%
AT&T, Inc., 4.90%, 08/15/2037	100,000	95,657

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., 5.25%, 04/05/2034	100,000	101,292
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	101,304
		202,596

Finance Companies - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	250,000	232,118
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	101,607
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	100,000	103,977
		437,702

Finance-Leasing Companies - 0.1%
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	102,269

Financial Services - 0.8%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	102,123
Fiserv, Inc., 5.63%, 08/21/2033	150,000	154,516
Global Payments, Inc., 5.40%, 08/15/2032	150,000	150,810
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	200,000	199,191

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Financial Services - 0.8% (Continued)
NMI Holdings, Inc., 6.00%, 08/15/2029	$100,000	$101,107
Radian Group, Inc.
4.88%, 03/15/2027	100,000	99,285
6.20%, 05/15/2029	100,000	102,533
		909,565

Food & Beverage - 0.2%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	175,349
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034 (a)	93,000	100,059
		275,408

Food Products - 0.4%
Campbell Soup Co., 5.40%, 03/21/2034	100,000	101,183
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	96,500
J M Smucker Co., 6.20%, 11/15/2033	200,000	213,728
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	96,569
		507,980

Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	84,050
CSX Corp., 6.15%, 05/01/2037	100,000	108,495
		192,545

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	84,121
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	158,354
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	171,659
		414,134

Health Care Services - 0.1%
HCA, Inc., 5.45%, 09/15/2034	100,000	99,337

Household Durables - 0.2%
MDC Holdings, Inc., 6.00%, 01/15/2043	100,000	102,901
NVR, Inc., 3.00%, 05/15/2030	100,000	90,622
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	107,087
		300,610

Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	110,988

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	$100,000	$96,788
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	90,206
		186,994

Media - 0.1%
Comcast Corp., 6.50%, 11/15/2035	100,000	111,302

Metals & Mining - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	100,218

Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	80,185

Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	90,535

Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy Partners LP, 5.75%, 08/15/2034 (a)	100,000	101,198
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	100,162
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	105,318
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	43,145
Hess Corp., 7.13%, 03/15/2033	100,000	112,115
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	100,157
MPLX LP, 5.00%, 03/01/2033	100,000	97,308
ONEOK, Inc., 6.05%, 09/01/2033	100,000	104,141
Targa Resources Corp., 6.50%, 03/30/2034	100,000	107,466
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	103,387
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	102,500
		1,076,897

Packaged Food & Meats - 0.1%
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	112,845

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	74,143

Software - 0.1%
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	82,839
VMware LLC, 2.20%, 08/15/2031	100,000	83,536
		166,375

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Specialized REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	$150,000	$153,154
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	98,661
		251,815

Specialty Retail - 0.2%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	101,212
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	100,000	97,876
		199,088

Technology - 0.2%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	104,163
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	98,837
		203,000

Technology Distributors - 0.1%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	99,402

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	100,383

Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	100,000	103,289

Wireless - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	149,368
TOTAL CORPORATE BONDS (Cost $11,192,408)		11,449,042

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%	Par	Value
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	88,054	91,450
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	457,857	466,745
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 8.21% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	523,153
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	391,481	398,411
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	468,621	383,374
Series 2024-10, Class B2, 7.00%, 03/25/2055 (a)(b)	1,500,000	1,585,198

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%	Par	Value
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	$1,195,395	$977,941
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	610,160	497,634
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	855,299	744,710
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	417,798	377,748
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	486,926
Western Alliance Bancorp, Series 2021-CL2, Class M3, 8.96% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	458,053	460,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,920,393)		6,993,849

COLLATERALIZED LOAN OBLIGATIONS - 5.1%
Anchorage Credit Funding Ltd., Series 2019-8A, Class BR, 3.01%, 07/25/2037 (a)	400,000	363,182
Apidos CLO, Series 2022-42A, Class C, 8.52% (3 mo. Term SOFR + 3.90%), 01/20/2036 (a)	475,000	483,675
ARES CLO
Series 2020-57A, Class BR, 6.54% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)	1,050,000	1,050,586
Series 2023-68A, Class E, 13.18% (3 mo. Term SOFR + 8.55%), 04/25/2035 (a)	500,000	513,663
Capital Four US CLO Ltd., Series 2022-2A, Class E, 0.00% (3 mo. Term SOFR + 8.45%), 01/21/2035 (a)	500,000	506,750
LCM LP, Series 22A, Class A2R, 6.33% (3 mo. Term SOFR + 1.71%), 10/20/2028 (a)	292,380	291,954
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.65% (3 mo. Term SOFR + 1.70%), 06/15/2031 (a)	500,000	500,681
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.94% (3 mo. Term SOFR + 5.32%), 01/20/2036 (a)	750,000	768,723
RR Ltd./Cayman Islands, Series 2018-4A, Class C, 7.87% (3 mo. Term SOFR + 3.21%), 04/15/2030 (a)	1,000,000	1,001,584
Saranac CLO, Series 2013-1A, Class BR, 6.78% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	142,125	142,239
Symphony CLO Ltd., Series 2022-37A, Class B1R, 7.02% (3 mo. Term SOFR + 2.40%), 01/20/2037 (a)	450,000	451,580
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,065,900)		6,074,617

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.56% (d)	1,984,305	$1,984,305
TOTAL SHORT-TERM INVESTMENTS (Cost $1,984,305)		1,984,305

TOTAL INVESTMENTS - 99.2% (Cost $116,691,338)		$117,139,585
Other Assets in Excess of Liabilities - 0.8%		916,293
TOTAL NET ASSETS - 100.0%		$118,055,878
    `
Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $35,027,564 or 29.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	221	12/19/2024	$24,413,594	$(788,086)
U.S. Treasury 5 Year Note	22	12/31/2024	2,359,156	(74,499)
U.S. Treasury Long Bonds	19	12/19/2024	2,241,406	(118,965)
Total Unrealized Appreciation (Depreciation)				$(981,550)

STRIVE TOTAL RETURN BOND ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive Total Return Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Mortgage-Backed Securities	$—	$53,595,034	$—	$53,595,034
Asset-Backed Securities	—	20,518,028	—	20,518,028
U.S. Treasury Securities	—	16,524,710	—	16,524,710
Corporate Bonds	—	11,449,042	—	11,449,042
Collateralized Mortgage Obligations	—	6,993,849	—	6,993,849
Collateralized Loan Obligations	—	6,074,617	—	6,074,617
Money Market Funds	1,984,305	—	—	1,984,305
Total Investments in Securities	$1,984,305	$115,155,280	$—	$117,139,585

Other Financial Instruments
Futures*	$(981,550)	$—	$—	$(981,550)
Total Futures	$(981,550)	$—	$—	$(981,550)

Refer to the Schedule of Investments for additional information.
* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.
During the fiscal period ended October 31, 2024, the Strive Total Return Bond ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.